UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: June 30,2002

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type
x                         13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager0
Form 13F Information Table Entry64
Form 13F Information Table Value$109,579
Ace Ltd Ord
COM

4457
141042SOLE
141042
Alcon Inc.
COM
H01301102
3169
92537SOLE
92537
American Express
COM
025816109
589
16229SOLE
16229
American Intl Group Inc.
COM
026874107
313
4592SOLE
4592
Amgen
COM
031162100
2434
58113SOLE
58113
Applied Materials
COM
038222105
3168
166568SOLE
166568
Bankamerica Corp. New
COM
060505104
453
6441SOLE
6441
Baxter Int'l
COM
071813109
1254
28215.12SOLE
28215.12
Capital One Financial
COM
14040H105
1947
31900SOLE
31900
Carnival Cruise Class A
COM
143658102
742
26800SOLE
26800
Check Point Software
COM
M22465104
1051
77528SOLE
77528
ChevronTexaco Corp
COM
166764100
664
7506.91SOLE
7506.91
Cisco Systems
COM
17275R102
987
70733SOLE
70733
Citigroup
COM
172967101
2230
57551.22SOLE
57551.22
Concord Computing
COM
206197105
4232
140400SOLE
140400
CVS Corp
COM
126650100
967
31600SOLE
31600
Dial Corp.
COM
25247D101
2374
118600SOLE
118600
DPS Biotech Holders Trust
COM
09067D201
1223
14700SOLE
14700
EBAY Inc
COM
278642103
761
12350SOLE
12350
Echostar Comm Corp Cl A
COM

824
44375SOLE
44375
Exxon Mobil Corporation
COM
30231G102
473
11550SOLE
11550
Fiserv Inc. Wisconsin
COM
337738108
2303
62722SOLE
62722
General Electric
COM
369604103
5000
172107.26SOLE
172107.26
Goldman Sachs Group Inc.
COM
38141G104
568
7750SOLE
7750
Grainger W W Inc.
COM
384802104
251
5000SOLE
5000
Grey Global Group Inc.
COM
39787m108
907
1315SOLE
1315
Harrah's Entertainment
COM
413619107
2091
47150SOLE
47150
Hilton Hotel
COM
432848109
2288
164574SOLE
164574
Home Depot
COM
437076102
1525
41510SOLE
41510
Honeywell International Inc.
COM
438516106
2174
61711SOLE
61711
Intel Corp
COM
458140100
5104
279342.67SOLE
279342.67
Johnson & Johnson
COM
478160104
724
13845SOLE
13845
Kohls Corp Wisc Pv
COM
500255104
1463
20880SOLE
20880
Liberty Media Corp-A
COM
530718105
1865
186523SOLE
186523
Lowes Companies
COM
548661107
3062
67450SOLE
67450
Marsh & Mclennan Companies
COM
571748102
389
4032SOLE
4032
MBNA Corporation
COM
55262L100
1942
58737SOLE
58737
Mcgraw Hill Co.
COM
580645109
746
12504.17SOLE
12504.17
Michaels Stores Inc.
COM
594087108
645
16550SOLE
16550
Microsoft
COM
594918104
2154
39382SOLE
39382
Mohawk Industries
COM
608190104
895
14550SOLE
14550
Pfizer Inc.
COM
717081103
641
18302.38SOLE
18302.38
Quest Diagnostics Inc.
COM
74834l100
1704
19800SOLE
19800
Raytheon Co.
COM
755111507
1019
25000SOLE
25000
Royal Dutch
COM
780257804
824
14911SOLE
14911
Sabre Group
COM
785905100
1289
36000SOLE
36000
SBC Communications
COM
78387G103
332
10884SOLE
10884
Schlumberger Ltd
COM
806857108
1184
25465SOLE
25465
Siebel Systems
COM
826170102
301
21187SOLE
21187
Staples Inc.
COM
855030102
3410
173105SOLE
173105
Tenet Healthcare
COM
88033G100
5373
75100SOLE
75100
TMP Worldwide Inc.
COM
872941109
994
46250SOLE
46250
Total Fina SA Spon ADR
ADR
89151E109
303
3750SOLE
3750
United Auto Group Inc.
COM
909440109
1157
55350SOLE
55350
United Parcel Service Cl B
COM
911312106
459
7431SOLE
7431
United Technologies
COM
913017109
5349
78783.89SOLE
78783.89
Univision Comm. Cl A
COM
914906102
3759
119725SOLE
119725
Utd Surg. Ptnrs Intl
COM
913016309
1106
35700SOLE
35700
Waste Management
COM
94106L109
840
32242SOLE
32242
Williams Sonoma Inc Com
COM
969904101
4544
148200SOLE
148200
WYETH
COM
983024100
3066
59886SOLE
59886
Xilinx Inc.
COM
983919101
572
25500SOLE
25500
Yum! Brands Inc.
COM
988498101
441
15060SOLE
15060
Zimmer Holdings Inc.
COM
989565P102
504
14146SOLE
14146